Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other non-current assets
Pledged financial assets	$ 229	$ 285
Derivatives (including embedded derivatives)	189	128
Investments	65	72
Restricted cash	64	95
Loans granted	41	54
Other	139	124
Total Other non-current assets	$ 727	$ 758